Financial instruments - Aging analysis of trade accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	$ 186	$ 239
Sales taxes receivable	27	27
Other	31	28
Total trade and other current receivables	244	294
Current
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	129	175
Not Later Than 30 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	48	62
Later Than 30 Days And Not Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	6	2
Later Than 60 Days
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	$ 4	$ 0